Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of carrying amounts for real estate owned (at cost)
Land	$ 1,821,762	$ 1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Construction in progress	246,229	97,019
Held for sale:
Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)	(1,351,293)	(1,078,689)
Real estate owned, net	6,242,744	5,243,021
Land [Member]
Under development:
Construction in progress	115,198	61,557
Held for sale:
Real Estate Held for sale	98,340	269,185
Construction in Progress [Member]
Under development:
Construction in progress	131,601	35,462
Building and improvements [Member]
Held for sale:
Real Estate Held for sale	410,123	787,273
Furniture, fixtures and equipment [Member]
Held for sale:
Real Estate Held for sale	$ 49,862	$ 77,867